Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Equity [Abstract]
Corporate income taxes	21.00%	21.00%
Change in tax rate, description	Except for the reduction of the income tax rate from 34% to 21%, there were no material impact on the Company's financial statements.
Net operating losses	$ 329,800	$ 237,300
Deferred tax assets, valuation allowance	$ 19,417	$ 57
Income tax examination, description	Tax years 2019, 2018 and 2017 remain open for examination by the Internal Revenue Service and the Nevada Division of Revenue.